STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) (USD $)	Dec. 31, 2013	Sep. 30, 2013	Sep. 06, 2013	Aug. 26, 2013	Jun. 06, 2013	Apr. 16, 2013	Feb. 25, 2013
Equity [Abstract]
Common stock authorized issue shares	$ 2,000,000,000
Common stock par value	$ 0.001		$ 0.001
Preferred stock authorized shares			10,000,000
Preferred stock par value	$ 0.001
Common stock authorized shares			2,000,000,000
Shares of common stock total							10,000,000
Cash total							50,000
Shares of common stock	1,355,000	1,470,000			1,000,000	1,000,000
Rendered value						5,000
Forgive debt total				14,202
Debt principal				13,500
Accrued interest payable				702
Common stock for cash	$ 1,084,000	$ 294,000